RELATED PARTY TRANSACTIONS - Borrowings from related parties and interest expense (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
RELATED PARTY TRANSACTIONS
Proceeds from related parties' borrowings	$ 95,520	$ 9,535	$ 225,171
Repayments made for related parties' borrowings	21,727	9,818	225,171
Related party | Borrowings from Related Parties and Interest Expense
RELATED PARTY TRANSACTIONS
Proceeds from related parties' borrowings	95,520	9,535	225,171
Repayments made for related parties' borrowings	$ 21,727	$ 9,818	$ 225,171